Disclosure of detailed information about currency risk (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement [Line Items]
Cash and cash equivalents	$ 118,141	$ 129,049	$ 51,018
Trade and other receivables	20,362	16,473
Other financial assets	11,326	13,688
Trade and other payables	(35,567)	$ (28,194)
Canadian dollar [Member]
Statement [Line Items]
Cash and cash equivalents	43,555
Trade and other receivables	55
Other financial assets	8,787
Trade and other payables	(1,830)
Foreign exchange derivative	0
Net assets (liabilities) exposure	50,567
Effect of 10% change in currency	5,057
Mexican peso [Member]
Statement [Line Items]
Cash and cash equivalents	2,296
Trade and other receivables	15,157
Other financial assets	0
Trade and other payables	(15,183)
Foreign exchange derivative	8,000
Net assets (liabilities) exposure	10,270
Effect of 10% change in currency	1,027
Amounts in foreign currencies [Member]
Statement [Line Items]
Cash and cash equivalents	45,851
Trade and other receivables	15,212
Other financial assets	8,787
Trade and other payables	(17,013)
Foreign exchange derivative	8,000
Net assets (liabilities) exposure	60,837
Effect of 10% change in currency	$ 6,084